Long-term debt - Accounts Receivable Facility and Other (Details) € in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 20, 2018 USD ($)	Dec. 20, 2018 EUR (€)
Accounts Receivable Facility
Long-term debt
Maximum amount available	$ 900,000	€ 733,437	$ 900,000	€ 801,139	$ 900,000	€ 785,958
Balance outstanding			427,000	380,096
Letters of credit outstanding	$ 12,522	10,205	$ 23,460	€ 20,883
Interest rate (as a percent)			1.98%	1.98%
Other long-term debt
Long-term debt
Fixed payment obligations for acquisitions		33,562		€ 27,611
Fixed payment obligations for acquisitions classified as current portion of long-term debt		€ 23,202		€ 12,456